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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended June 30, 2011

                 Check here if Amendment [_]; Amendment Number:
         This Amendment (Check only one.):
                                 [_]  is a restatement.
                                 [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ader Investment Management LLC

Address: 1370 Sixth Avenue, 28/th/ Floor, New York, NY 10019

Form 13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Ader

Title:   Portfolio Manager

Phone:   212-445-7800

Signature, Place, and Date of Signing:

/s/ Jason Ader            New York, NY           August 15, 2011

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 37 items

Form 13F Information Table Value Total: $17,805 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                 TITLE OF              VALUE            SH/ PUT/ INVESTMENT          VOTING AUTHORITY
         NAME OF ISSUER            CLASS    CUSIP    (X $1,000)  SHARES PRN CALL DISCRETION MANAGERS   SOLE     NONE
Apollo Group Inc                  COM     037604105         368    8432  SH         SOLE      NONE       8432       0
Ascena Retail Group Inc           COM     04351G101         179    5268  SH         SOLE      NONE       5268       0
Bed Bath & Beyond Inc             COM     075896100         181    3108  SH         SOLE      NONE       3108       0
Big Lots Inc                      COM     089302103         361   10889  SH         SOLE      NONE      10889       0
Chicago Bridge & Iron Co NV       COM     167250109         370    9507  SH         SOLE      NONE       9507       0
Church & Dwight Co Inc            COM     171340102         359    8855  SH         SOLE      NONE       8855       0
Check Point Software Technolog    COM                       183    3214  SH         SOLE      NONE       3214       0
Chico's FAS Inc                   COM     168615102         350   22970  SH         SOLE      NONE      22970       0
DeVry Inc                         COM     251893103         360    6090  SH         SOLE      NONE       6090       0
Express Inc                       COM     30219E103         356   16328  SH         SOLE      NONE      16328       0
Foot Locker Inc                   COM     344849104         367   15456  SH         SOLE      NONE      15456       0
Flowers Foods Inc                 COM     343498101         179    8139  SH         SOLE      NONE       8139       0
Hormel Foods Corp                 COM     440452100         362   12130  SH         SOLE      NONE      12130       0
IAC/InterActiveCorp               COM     44919P508         182    4771  SH         SOLE      NONE       4771       0
KBR Inc                           COM     48242W106         365    9672  SH         SOLE      NONE       9672       0
Lorillard Inc                     COM     544147101         375    3446  SH         SOLE      NONE       3446       0
Moody's Corp                      COM     615369105         363    9477  SH         SOLE      NONE       9477       0
Motorola Solutions Inc            COM     620076307         358    7770  SH         SOLE      NONE       7770       0
Men's Wearhouse Inc/The           COM     587118100         384   11387  SH         SOLE      NONE      11387       0
NCR Corp                          COM     62886E108         359   19014  SH         SOLE      NONE      19014       0
Nordson Corp                      COM     655663102         366    6680  SH         SOLE      NONE       6680       0
Netease.com                       COM     64110W102         365    8101  SH         SOLE      NONE       8101       0
Nu Skin Enterprises Inc           COM     67018T105         360    9593  SH         SOLE      NONE       9593       0
PetSmart Inc                      COM     716768106         362    7968  SH         SOLE      NONE       7968       0
Polaris Industries Inc            COM     731068102         385    3463  SH         SOLE      NONE       3463       0
Rayonier Inc                      COM     754907103         366    5598  SH         SOLE      NONE       5598       0
Scientific Games Corp             COM     80874P109        1817  175702  SH         SOLE      NONE     175702       0
Sohu.com Inc                      COM     83408W103         357    4944  SH         SOLE      NONE       4944       0
Symantec Corp                     COM     871503108         371   18833  SH         SOLE      NONE      18833       0
Total System Services Inc         COM     891906109         364   19573  SH         SOLE      NONE      19573       0
Take-Two Interactive Software     COM     874054109         559   36606  SH         SOLE      NONE      36606       0

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
Towers Watson & Co                COM     891894107         367    5590  SH         SOLE      NONE       5590       0
VF Corp                           COM     918204108         182    1675  SH         SOLE      NONE       1675       0
Wynn Resorts Ltd                  COM     983134107         732    5100  SH         SOLE      NONE       5100       0
Dollar Tree Inc                   COM     256746108         181    2712  SH         SOLE      NONE       2712       0
Western Liberty Bancorp           COM     961443108        1209  400367  SH         SOLE      NONE     400367       0
India Hospitality Corp            COM     B40Z3X6 GB       3101 8861038  SH         SOLE      NONE    8861038       0